EQUITY	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY
EQUITY
Share capital
As at 31 December 2018, the Company has issued and fully paid 474,920,066 ordinary shares with a nominal value of €0.01 per share. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.

	Number of shares	Share Capital
	millions	€ million
As at 1 January 2016	227	3
Shares utilised for share-based payments prior to Merger	1	—
Cancellation of CCE shares	(228)	(3)
Issuance of CCEP shares in consideration for CCIP and CCEG	254	3
Group reconstruction transaction	228	2
Issuances of shares post-Merger	1	—
As at 31 December 2016	483	5
Issuance of shares	2	—
As at 31 December 2017	485	5
Issuance of shares	3	—
Cancellation of shares	(13)	—
As at 31 December 2018	475	5
Immediately prior to the Merger on 28 May 2016, there were 228,244,244 shares of US$0.01 par value of CCE shares issued and fully paid, which included net issuances of 908,456 related to share-based payment awards from 1 January 2016 through 27 May 2016. In connection with the Merger, all CCE shares were cancelled and replaced with shares of the Company. Additionally, the Company issued 166,128,987 shares to Olive Partners and 87,950,640 shares to European Refreshments (ER), Coca-Cola GmbH and Vivaqa Beteiligungs GmbH & Co. KG as consideration to acquire their bottling operations. Subsequent to the Merger, those of the 87,950,640 shares held by Coca-Cola GmbH and Vivaqa Beteiligungs GmbH & Co. KG were transferred to ER. Furthermore in 2016, the Group issued an additional 752,525 shares related to share-based payment awards post-Merger.
The share capital increased in 2017 from the issue of 1,510,032 shares following the exercise of share-based payment awards.
In connection with the share buyback programme that commenced in 2018, 12,429,600 shares were cancelled. Also in 2018, 2,763,238 shares were issued related to share-based payment awards.
As at 31 December 2018, 2017 and 2016, the number of shares issued and fully paid was 474,920,066, 484,586,428 and 483,076,396 respectively.
Share premium
Under the Companies Act 2006, the amount reflected in share premium for a group reconstruction is equal to the total consideration transferred in excess of nominal value for the accounting acquirer. As all shares of CCE were cancelled and replaced with shares in the Company, €7.6 billion was recorded to the share premium account representing the excess over nominal value of €0.01 for the 228,244,244 shares issued to CCE shareholders on 28 May 2016 based on the adjusted closing price of CCE shares of €33.33 at the time of the Merger. As CCE was deemed to be the accounting acquirer, its net assets remain at book value, therefore, the Group recorded a corresponding reduction to merger reserves for this amount. Furthermore, on 22 June 2016, the Company received approval from the UK High Court of Justice to convert €7.5 billion of its undistributable profits into distributable profits. This resulted in a reduction to the share premium account of €7.5 billion and a corresponding increase to retained earnings. The share premium account increased by cash received for the exercise of options after the Merger by €25 million for 31 December 2018, €13 million for 31 December 2017 and €9 million for 31 December 2016, respectively.
Merger reserves
The consideration transferred to acquire CCIP and CCEG qualified for merger relief under the UK Companies Act of 2006. As such, the excess consideration transferred over nominal value was required to be excluded from the share premium account and recorded to merger reserves. The cumulative balance of €8.5 billion includes the consideration transferred in excess of nominal value of €0.01 for CCIP and CCEG of €5.5 billion and €2.9 billion, respectively.
Return of capital to CCE shareholders
The return of capital to CCE shareholders in connection with the Merger was in the form of a cash payment of €3.0 billion, with a corresponding reduction in retained earnings.
Treasury shares
As part of the Merger agreement, the 128,993,430 remaining shares held in treasury on the acquisition date, with a total cost of €3.3 billion, were cancelled in 2016.
Share buyback programme
On 12 September 2018, the Company announced a share buyback programme of up to €1.5 billion. The maximum number of shares authorised for repurchase at the Company’s 2018 Annual General Meeting was 48,507,819. The Company entered into agreements to purchase €500 million of its own shares as part of this share buyback programme through to 31 December 2018.
For the year ended 31 December 2018, 12,429,600 shares were repurchased by the Company and cancelled. The total cost of the repurchased shares of €502 million, including €2 million of directly attributable tax costs, was deducted from retained earnings. As a result of the cancellation, €0.1 million was transferred from share capital to a capital redemption reserve (disclosed within other reserves), representing the nominal value of the shares cancelled.
Other reserves
The following table outlines the balances in other reserves (net of tax) as at the dates presented:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Cash flow hedge reserve	(26)	(12)	(12)
Net investment hedge reserve	197	197	170
Foreign currency translation adjustment reserve	(723)	(688)	(577)
Total other reserves	(552)	(503)	(419)

Movements, including the tax effects, in these accounts through 31 December 2018 are included within the consolidated statement of comprehensive income.
Dividends
Dividends are recorded within the Group’s consolidated financial statements in the period in which they are paid.

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Quarter 1 dividend for 2018: €0.26 per share (2017: €0.17 per share, 2016: $0.30 per share)	126	82	61
Quarter 2 dividend for 2018: €0.26 per share (2017: two payments for €0.21 per share, 2016: $0.30 per share)	126	204	61
Quarter 3 dividend for 2018: €0.26 per share (2017: €0.21 per share, 2016: none)	127	102	—
Quarter 4 dividend for 2018: €0.28 per share (2017: €0.21 per share, 2016: €0.17 per share)	134	101	82
Total dividend on ordinary shares paid	513	489	204
Additionally, €2 million, €2 million and €1 million were accrued as dividends in relation to restricted stock units and performance share units in 2018, 2017 and 2016, respectively.